Note 17 - Segments Reporting - Total Assets by Segment (Details) - USD ($)	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Oct. 31, 2016
Total assets	$ 735,448,000	$ 239,284,740	$ 370,143,744	$ 236,295,754	$ 338,846,627	$ 254,929,469
Brundage-Bone [Member]
Total assets	501,010,000		277,935,739		244,553,325	209,074,489
Camfaud [Member]
Total assets	67,770,000		39,167,461		44,866,267
Eco-Pan [Member]
Total assets	142,240,000		32,781,488		28,961,354	26,738,362
Corporate Segment [Member]
Total assets	$ 24,428,000		$ 20,259,056		$ 20,465,681	$ 19,116,618